LEASES - Narrative (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) option MW	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 note	Jan. 01, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease, right-of-use asset				$ 7,844	$ 20,430		$ 6,700
Operating lease, base rent to be paid		$ 14,000
Lease not yet commenced, term of contract		130 months
Finance lease obligations				64,724
Decrease in finance lease right-of-use assets as a result of lease modification				$ 11,644	$ (693)
Number of promissory notes | note						2
Minnkota Power Cooperative
Lessee, Lease, Description [Line Items]
Power supply to be purchased | MW			100
Operating lease, right-of-use asset			$ 5,300
Purchase obligation			$ 2,600
Initial term of contract			5 years
Number of renewal options | option			5
Renewal term			5 years
Lessee option to purchase underlying asset, purchase price			$ 5,600
Minnkota Power Cooperative | Minimum
Lessee, Lease, Description [Line Items]
Operating lease, term (less than)			5 years
Minnkota Power Cooperative | Maximum
Lessee, Lease, Description [Line Items]
Operating lease, term (less than)			30 years
Liberty Commercial Finance LLC
Lessee, Lease, Description [Line Items]
Finance lease obligations		$ 40,900
Finance lease, remaining lease term		3 years 2 months 12 days
Effective interest rate		12.60%
MassMutual Asset Finance LLC
Lessee, Lease, Description [Line Items]
Finance lease obligations		$ 50,000
Finance lease, remaining lease term		3 years 2 months 12 days
Effective interest rate	12.50%	10.00%
Finance lease, deferred payment period	6 months
Finance lease, interest rate	13.00%
Decrease in lease liability as a result of lease modification	$ 7,700
Decrease in finance lease right-of-use assets as a result of lease modification	$ 7,700